Derivative financial instruments - Derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 52,342,870	£ 47,412,915
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	302,665	262,046
Derivative liabilities held for trading	(288,398)	(255,471)
Derivative financial assets held for hedging	311	245
Derivative liabilities held for risk management	(808)	(1,052)
Derivatives held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	178,628	126,292
Derivatives held for risk management | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	311	245
Derivative liabilities held for risk management	(808)	(1,052)
Derivatives held for risk management | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	311	245
Derivative liabilities held for risk management	(808)	(1,052)
Derivatives held for risk management | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	178,628	126,292
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	10,715	9,744
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	167,913	116,548
Derivatives held for risk management | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	187	155
Derivative liabilities held for risk management	(12)	(3)
Derivatives held for risk management | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	94,632	65,049
Derivatives held for risk management | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	27	53
Derivative liabilities held for risk management	(776)	(1,045)
Derivatives held for risk management | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	80,108	58,820
Derivatives held for risk management | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	97	37
Derivative liabilities held for risk management	(20)	(4)
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,888	2,423
Derivatives held for risk management | Foreign exchange derivatives | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	175	155
Derivative liabilities held for risk management	(12)	0
Derivatives held for risk management | Foreign exchange derivatives | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,000	1,000
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	0	0
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	97	37
Derivative liabilities held for risk management	(20)	(4)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,888	2,423
Derivatives held for risk management | Interest rate derivatives | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	12	0
Derivative liabilities held for risk management	0	(3)
Derivatives held for risk management | Interest rate derivatives | Cash flow hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	266	465
Derivatives held for risk management | Interest rate derivatives | Cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	92,366	63,584
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	27	53
Derivative liabilities held for risk management	(776)	(1,045)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,561	5,856
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	75,547	52,964
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	52,164,242	47,286,623
Derivatives held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	302,665	262,046
Derivative liabilities held for trading	(288,398)	(255,471)
Derivatives held for trading | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	256,728	223,098
Derivative liabilities held for trading	(241,553)	(216,411)
Derivatives held for trading | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,918	2,901
Derivative liabilities held for trading	(4,134)	(2,779)
Derivatives held for trading | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	42,019	36,047
Derivative liabilities held for trading	(42,711)	(36,281)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	52,164,242	47,286,623
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	21,746,596	20,818,738
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	22,610,926	19,630,934
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,806,720	6,836,951
Derivatives held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	109,320	76,236
Derivative liabilities held for trading	(103,519)	(74,225)
Derivatives held for trading | Foreign exchange derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	108,865	76,055
Derivative liabilities held for trading	(103,040)	(74,014)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	440	171
Derivative liabilities held for trading	(473)	(208)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15	10
Derivative liabilities held for trading	(6)	(3)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,906,695	5,819,803
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,773,814	5,700,055
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	113,455	99,664
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,426	20,084
Derivatives held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	135,491	126,147
Derivative liabilities held for trading	(121,523)	(114,767)
Derivatives held for trading | Interest rate derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	130,917	124,187
Derivative liabilities held for trading	(117,016)	(113,098)
Derivatives held for trading | Interest rate derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,317	1,055
Derivative liabilities held for trading	(2,340)	(762)
Derivatives held for trading | Interest rate derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,257	905
Derivative liabilities held for trading	(2,167)	(907)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	41,982,746	38,295,647
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,938,526	14,229,139
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	21,390,094	18,865,670
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,654,126	5,200,838
Derivatives held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,423	5,682
Derivative liabilities held for trading	(6,052)	(6,561)
Derivatives held for trading | Credit derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,262	4,007
Derivative liabilities held for trading	(4,731)	(4,752)
Derivatives held for trading | Credit derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,161	1,675
Derivative liabilities held for trading	(1,321)	(1,809)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,727,220	1,272,104
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	619,843	606,504
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,107,377	665,600
Derivatives held for trading | Equity and stock index derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48,656	51,694
Derivative liabilities held for trading	(53,489)	(57,614)
Derivatives held for trading | Equity and stock index derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,670	18,793
Derivative liabilities held for trading	(16,715)	(24,440)
Derivatives held for trading | Equity and stock index derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	35,986	32,901
Derivative liabilities held for trading	(36,774)	(33,174)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,334,615	1,747,448
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	410,002	278,370
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,924,613	1,469,078
Derivatives held for trading | Commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,775	2,287
Derivative liabilities held for trading	(3,815)	(2,304)
Derivatives held for trading | Commodity derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14	56
Derivative liabilities held for trading	(51)	(107)
Derivatives held for trading | Commodity derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,761	2,231
Derivative liabilities held for trading	(3,764)	(2,197)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	212,966	151,621
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,411	4,670
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 208,555	£ 146,951